Parent Only Financial Information (Details)	Aug. 07, 2025 shares
Class A Ordinary Shares [Member]
Parent only Financial Information [Line Items]
Re-designation shares	900,000,000
Class B Ordinary Shares [Member]
Parent only Financial Information [Line Items]
Re-designation shares	100,000,000